SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 30, 2018 USD ($) shares	Dec. 30, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, end of fiscal period (in shares)	2,662,000	2,662,000
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	2,263,000	2,263,000	2,532,000	2,532,000
Exercised (in shares)	(110,000)	(110,000)	(269,000)	(269,000)
Forfeited (in shares)	(160,000)	(160,000)
Number, outstanding, end of fiscal period (in shares)	1,993,000	1,993,000	2,263,000	2,263,000
Weighted exercise price, outstanding, beginning of fiscal period (in CAD per share) | $		$ 32.94		$ 31.18
Exercised (in CAD per share) | $		19.98		16.43
Forfeited (in CAD per share) | $	$ 33.58
Weighted exercise price, outstanding, end of fiscal period (in CAD per share) | $		$ 33.60		$ 32.94
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	759,000	759,000	0	0
Granted (in shares)	0	0	759,000	759,000
Forfeited (in shares)	(90,000)	(90,000)
Number, outstanding, end of fiscal period (in shares)	669,000	669,000	759,000	759,000
Weighted exercise price, outstanding, beginning of fiscal period (in CAD per share)	$ 29.01			$ 0.00
Granted (in CAD per share) | $			$ 29.01
Forfeited (in CAD per share) | $	29.01
Weighted exercise price, outstanding, end of fiscal period (in CAD per share) | $	$ 29.01		$ 29.01